Significant Accounting Policies - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Compensation	$ 1,545	$ 1,832	$ 1,085
Clinical study related costs	222	2,031	1,154
Facility expansion costs		19	1,709
Accrued legal	3,193	964	0
Manufacturing improvement costs	652	4,164	0
Other accrued expenses		203	548
Other accrued expenses	572	222
Total accrued expenses and other	$ 6,184	$ 9,213	$ 4,496